Long term Debt - Terms, Covenants and Amendments (Details)	12 Months Ended
Dec. 31, 2014
Commerzbank $120,000 facility
Long term debt [Line Items]
Loan repayment terms	Under the terms of this loan facility, the repayment of $120,000 is scheduled over a nine year term and is divided into two tranches. The first tranche of up to $50,000 is repayable in twenty-eight consecutive quarterly installments, commencing in January 2010, with: (i) the first four installments of $2,250 each, (ii) the next thirteen installments of $1,000 each, (iii) the remaining eleven installments of $1,300 each, and a final balloon payment of $13,700 payable together with the last installment. The second tranche of up to $70,000 is repayable in twenty-eight consecutive quarterly installments, commencing in January 2010, with: (i) the first four installments of $4,000 each, (ii) the remaining twenty-four installments of $1,750 each, and (iii) a final balloon payment of $12,000 payable together with the last installment.
Commerzbank $26,000 facility
Long term debt [Line Items]
Loan repayment terms	The loan is repayable over a six year period, in twenty-four consecutive quarterly installments of $950 each, commencing in December 2010, three months after the drawdown, and a final balloon payment of $3,200 payable together with the last installment.
Restructuring Agreement - Commerzbank $120,000 and $26,000 facilities
Long term debt [Line Items]
Loan Amendment Disclosure	On December 17, 2012, the Company executed a commitment letter with Commerzbank to amend the Commerzbank $120,000 Facility and the Commerzbank $26,000 Facility. The definitive documentation for the supplemental agreement (the 'Commerzbank Supplemental') was signed on July 1, 2013. Pursuant to the Commerzbank Supplemental, the Company paid Commerzbank a flat fee of 0.40% of the combined outstanding loans under the two facilities and agreed to (i) prepay Commerzbank $2,000 pro rata against the balloon payments of each facility (which was completed on December 31, 2012), (ii) raise $30,000 in equity (which condition was satisfied after the completion of the Company's rights offering in July 2013, which resulted in gross proceeds of $80,065 and its underwritten public offering in October, 2013, which resulted in gross proceeds of $70,840, (Note 10)), (iii) increase the vessel management services to cover at least ten third-party vessels by December 31, 2013 (which was satisfied as of December 31, 2013), (iv) increase the loan margins, (v) amend some of the financial covenants under the two facilities, (vi) defer 60% and 50% of the quarterly installments for the years ended December 31, 2013 and 2014 (the 'Deferred Amounts'), to the balloon payments or to a payment in accordance with a cash sweep mechanism; (vi) include a semi-annual cash sweep mechanism, under which all earnings of the mortgaged vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, will be used as repayment of the Deferred Amounts; and (vii) not pay any dividends as long as Deferred Amounts are outstanding and/or until original terms are complied with. In the Commerzbank Supplemental, Commerzbank also agreed to waive an on-charter covenant for the Star Aurora in the Commerzbank $26,000 Facility until July 31, 2015.
Credit Agricole Corporate and Investment Bank $70,000 facility
Long term debt [Line Items]
Loan repayment terms	The Credit Agricole $70,000 Facility is secured by a first priority mortgage over the financed vessels and is divided into two tranches. The Company drew down $67,275 under this facility. The Credit Agricole $70,000 Facility is repayable in twenty eight consecutive quarterly installments, commencing three months after the delivery of each vessel, of $485.4 and $499.7, respectively, and a final balloon payment payable at maturity, of $19,558.2 (due August 2018) and $20,134 (due November 18) for the Star Borealis and Star Polaris tranches, respectively.
Loan Amendment Disclosure	On May 20, 2013, the Company signed a waiver letter with Credit Agricole Corporate and Investment Bank in order to revise some of the financial covenants contained in the loan agreement for a period up to March 31, 2014, as well as to revise the dividend distribution related requirements so that Star Bulk Carriers Corp. shall not pay any dividends until March 31, 2014.
ABN Amro Bank N.V. $31,000 facility
Long term debt [Line Items]
Loan repayment terms	The ABN AMRO $31,000 Facility is secured by a first priority mortgage over the financed vessels. The borrowers under the ABN AMRO $31,000 Facility are the two vessel-owning subsidiaries that own the two vessels and Star Bulk Carriers Corp. is the guarantor. The ABN AMRO $31,000 Facility is repayable in 18 consecutive, quarterly installments, commencing three months after the initial borrowings in October 2011. The first 14 installments amount to $1,400 each and the remaining four installments amount to $625 each, and a final balloon payment of $8,900 is payable together with the last installment at the maturity date of January 2016.
Loan Amendment Disclosure	On March 16, 2012, the Company and ABN AMRO amended the ABN AMRO $31,000 Facility under a first supplemental agreement (the 'ABN $31,000 First Supplemental'). On April 2, 2013, the Company and ABN AMRO signed a second supplemental agreement (the 'ABN $31,000 Second Supplemental' and, together with the ABN First Supplemental, the 'ABN $31,000 Supplementals'). Under the ABN $31,000 Supplementals, the Company agreed to (i) revise the financial covenants until December 31, 2014, (ii) not pay dividends until December 31, 2014, and (iii) increase the margin by 50 bps, beginning on March 31, 2013, until the time the Company was able to raise at least $30,000 of additional equity. The Company paid the increased margin of 50 bps from March 31, 2013 until July 26, 2013, upon the completion of the Company's rights offering which resulted in net proceeds of $77,898 after deducting offering expenses of $2,167 (Note 10).
HSH Nordbank AG $64,500 facility
Long term debt [Line Items]
Loan repayment terms	The borrowers under the HSH Nordbank $64,500 Facility are the vessel-owning subsidiaries that own the Star Cosmo, Star Kappa, Star Sigma, Star Omicron and Star Ypsilon, and Star Bulk Carriers Corp. is the guarantor. The borrowing under this new loan agreement together with $5,326 in cash was used to repay in full the Company's indebtedness under its old loan agreements with Piraeus Bank S.A.; a term loan of $150,000 dated April 14, 2008 and a term loan of $35,000 dated July 1, 2008, in 2011. This facility consists of two tranches. The first tranche of $48,500 (the 'Supramax Tranche') is repayable in 20 quarterly consecutive installments of $1,250 commencing in January 2012 and a final balloon payment of $23,500 payable at the maturity date of September 2016. The second tranche of $16,000 (the 'Capesize Tranche') was repayable in 12 consecutive, quarterly installments of $1,333, commencing in January 2012 and matured in September 2014.
Loan Amendment Disclosure	The Company and HSH Nordbank signed a supplemental agreement (the 'HSH Nordbank $64,500 Supplemental') on July 17, 2013. Under the HSH Nordbank $64,500 Supplemental, the Company agreed to (i) defer a minimum of approximately $3,500 payments from January 1, 2013 until December 31, 2014, (ii) prepay HSH Nordbank $6,590 with pledged cash already held by HSH Nordbank, of which $3,500 was applied against the balloon payment of Supramax Tranche and $3,090 was applied pro rata against the eight quarterly repayment installments of the Supramax Tranche, starting with the scheduled repayment date in January 2013, (iii) amend some of the financial covenants until December 31, 2014, (iv) raise $20,000 in equity (which condition was satisfied after the completion of the Company's rights offering in July 2013, which resulted in gross proceeds of $80,065 and its underwritten public offering in October, 2013, which resulted in gross proceeds of $70,840 (Note 10)), (v) increase the loan margins from January 1, 2013 until December 31, 2014, (vi) include a semi-annual cash sweep mechanism, under which all earnings of the mortgaged vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, are to be used as prepayment to the balloon payment of the Supramax Tranche, and (vii) not pay any dividends until December 31, 2014 or later in case of a covenant breach. When the Company sold the Star Sigma in April 2013, the HSH Nordbank $64,500 Supplement also required the Company to use the proceeds from the sale to fully prepay the balance of the Capesize Tranche and use the remaining vessel sale proceeds of $4,123 to prepay a portion of the Supramax Tranche. As a result, the next seven scheduled quarterly installments commencing in April 2013 were reduced pro rata according to the prepayment from $813 to $224.
HSH Nordbank AG $35,000 facility
Long term debt [Line Items]
Loan repayment terms	The HSH Nordbank $35,000 Facility is secured by a first priority mortgage over the financed vessels. The borrowers under the HSH Nordbank $35,000 Facility are the two vessel-owning subsidiaries that own the two vessels and Star Bulk Carriers Corp. is the guarantor. This facility matures in February 2021 and is repayable in 28 equal, consecutive, quarterly installments, commencing in May 2014, of $312.5 and $291.7 for the Star Challenger and Star Fighter, respectively, and a final balloon payment of $8,750 and $9,332.4, payable together with the last installments, for Star Challenger and Star Fighter, respectively.
Deutsche Bank AG $39,000 facility
Long term debt [Line Items]
Loan repayment terms	The Deutsche Bank $39,000 Facility is secured by a first priority mortgage over the financed vessels. The borrowers under the Deutsche Bank $39,000 Facility are the two vessel-owning subsidiaries that own the two vessels and Star Bulk Carriers Corp. is the guarantor. This facility consists of two tranches of $19,500 each and matures in March 2021. Each tranche is repayable in 28 equal, consecutive, quarterly installments of $390 each commencing in June 2014, and a final balloon payment of $8,580 payable at maturity.
ABN $87,458 Facility
Long term debt [Line Items]
Loan repayment terms	The loans under the ABN AMRO $87,458 Facility were available in two tranches of $20,350 and $14,108. On August 6, 2013, Oceanbulk Shipping drew down the available tranches. On December 18, 2013, the ABN AMRO $87,458 Facility was amended to add an additional loan of $53,000 to partially finance the acquisition cost of the vessels Big Bang, Strange Attractor, Big Fish and Pantagruel. On December 20, 2013, Oceanbulk Shipping drew down the available tranches. The tranche under the ABN AMRO $87,458 Facility relating to vessel Obelix matures in September 2017, the one relating to vessel Maiden Voyage matures in August 2018 and those relating to vessels Big Bang, Strange Attractor, Big Fish and Pantagruel mature in December 2018. The tranches are repayable in quarterly consecutive installments ranging between $248 to $550 and a final balloon payment for each tranche at maturity, ranging between $2,500 and $12,813. The ABN AMRO $87,458 Facility is secured by a first-priority ship mortgage on the financed vessels, general assignments, charter assignments and, operating account assignments and was guaranteed by Oceanbulk Shipping LLC. Following the completion of the Merger, Star Bulk Carriers Corp. replaced Oceanbulk Shipping as guarantor of the ABN AMRO $87,458 Facility.
Loan Amendment Disclosure	On December 18, 2013, the ABN AMRO $87,458 Facility was amended to add an additional loan of $53,000 to partially finance the acquisition cost of the vessels Big Bang, Strange Attractor, Big Fish and Pantagruel.
Deutsche Bank $85,000 Facility
Long term debt [Line Items]
Loan repayment terms	Each tranche matures five years after the drawdown date. The applicable tranches were drawn down concurrently with the deliveries of the financed vessels, in May, July and September 2014, respectively. Each loan is subject to 19 quarterly amortization payments equal to 1/60th of the loan amount, with the 20th payment equal to the remaining amount outstanding on the loan. The Deutsche Bank $85,000 Facility is secured by first priority cross-collateralized ship mortgages on the financed vessels, charter assignments and insurance and earnings assignments, and was originally guaranteed by Oceanbulk Shipping.
Loan Amendment Disclosure	On July 4, 2014, an amendment to the Deutsche Bank $85,000 Facility was executed in order to add ITF International Transport Finance Suisse AG as a lender and replace Oceanbulk Shipping with Star Bulk Carriers Corp. as guarantor of this facility.
HSBC $86,600 Facility
Long term debt [Line Items]
Loan repayment terms	The loan, which was drawn in June 2014, matures in May 2019 and is repayable in 20 quarterly installments, commencing three months after the drawdown, of $1,555 plus a balloon payment of $55,500 due together with the last installment. The HSBC $86,600 Facility is secured by a first priority mortgage over the financed vessels and general and specific assignments and was originally guaranteed by Oceanbulk Shipping. On September 11, 2014, a supplemental agreement to the HSBC $86,600 Facility was executed in order to replace Oceanbulk Shipping with Star Bulk Carriers Corp. as guarantor of the HSBC $86,600 Facility.
CEXIM $57,360 Facility
Long term debt [Line Items]
Loan repayment terms	The amount will be available in two tranches of $28,680 each, to partially finance the construction cost of two Capesize bulk carriers currently under construction at SWS (Hulls HN 1312 (tbn Bruno Mars) and HN 1313 (tbn Jenmark)), with expected delivery in April and May 2015, respectively. Each tranche will mature ten years from the delivery date of the last delivered financed vessel and will be repayable in 20 semi-annual installments of $1,147 plus a balloon payment of $5,736, with the first installment being due on the first January 21 or July 21 six months after the delivery of each vessel. The CEXIM $57,360 Facility will be secured by first priority cross-collateralized ship mortgages on the financed vessels, charter assignments and insurance and earnings assignments, and is guaranteed by Oceanbulk Shipping.
HSBC $20,000 Dioriga Facility
Long term debt [Line Items]
Loan repayment terms	The HSBC $20,000 Dioriga Facility will mature in March 2019 and will be repayable in 20 quarterly installments of $350 each, commencing three months after the drawdown, plus a balloon payment of $13,000 due together with the last installment. The HSBC $20,000 Dioriga Facility is secured by a first priority mortgage over the financed vessel and general and specific assignments. On October 3, 2014, a supplemental agreement to the HSBC $20,000 Dioriga Facility was executed in order for Star Bulk Carriers Corp. to become the guarantor of the HSBC $20,000 Dioriga Facility and to include covenants similar to those of the Company's other vessel financing facilities.
NIBC $32,000 Facility
Long term debt [Line Items]
Loan repayment terms	The amount will be available in two tranches of $16,000, to partially finance the construction cost of two Ultramax bulk carriers currently under construction by Japan Marine United Corporation (Hulls HN 5040 (tbn Star Acquarius) and HN 5043 (tbn Star Pisces)), with expected delivery in May and July 2015, respectively. The facility will mature in November, 2020. Each tranche is expected to be drawn concurrently with the delivery of the relevant vessel and will be repayable in consecutive quarterly installments of $267.5, commencing three months after the drawdown, plus a balloon payment of $10,382.5, for each of HN 5040 ( tbn Star Acquarius) and HN 5043 (tbn Star Pisces), both due in November 2020. The NIBC $32,000 Facility is secured by a first priority cross collateralized mortgage over the financed vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
BNP $32,480 Facility
Long term debt [Line Items]
Loan repayment terms	Definitive agreement relating to this facility was executed on December 3, 2014 and the amount of $32,480 was drawn in December 2014, in anticipation of the delivery of the Indomitable to the Company on January 8, 2015 (Note 20). The facility will be repaid in 20 equal, consecutive, quarterly principal payments of $537.2 each, with the first becoming due and payable three months from the drawdown date and a balloon installment of $21,737 payable simultaneously with the 20th installment, which is due in December 2019. The BNP $32,480 Facility is secured by a first priority mortgage over the financed vessel and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
Excel Vessel Bridge Facility (Note 3 and Note 20)
Long term debt [Line Items]
Loan repayment terms	The Excel Vessel Bridge Facility is secured (i) by a first priority mortgage on all the Excel Vessels, except those that have been refinanced by the DNB $120,000 Facility and the Citi Facility (see below o) and r)) and financed by the DVB $24,750 Facility (see below l)); and (ii) by a second priority mortgage on those vessels financed by the Excel Vessel CiT Facility (see below m). The Excel Vessel Bridge Facility matures in February 2016, with mandatory prepayments of $6,000, each due in March, June and September 2015. Unity, Star Bulk, and each individual vessel-owning subsidiary of Unity are guarantors under the Excel Vessel Bridge Facility. As of December 31, 2014, 28 of the Excel Vessels had been delivered to the Company, and an amount of $195,914 had been drawn under the Excel Vessel Bridge Facility, of which an amount of $139,753 was prepaid from proceeds from the Citi Facility and the DNB $120,000 Facility (discussed below), with such prepayment being applied in direct order of maturity according to the provisions of the Excel Vessel Bridge Facility (Note 20f).
DVB $24,750 Facility
Long term debt [Line Items]
Loan repayment terms	The DVB $24,750 Facility will be repaid in 24 consecutive, quarterly principal payments of $900 for each of the first four quarters and of $450 for each of the remaining 20 quarters, with the first becoming due and payable three months from the drawdown date, and a balloon payment of $12,150 payable simultaneously with the last quarterly installment, which is due in October 2020. The DVB $24,750 Facility is secured by a first priority pledge of the membership interests of the Christine Shipco LLC and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
Excel Vessel CiT Facility
Long term debt [Line Items]
Loan repayment terms	The Excel Vessel CiT Facility is secured on a first-priority basis by these 11 vessels, which the Company has acquired or is acquiring under the Excel Vessel Purchase Agreement, consisting of nine Panamax and two Handymax vessels (the 'Excel Collateral Vessels'). Pursuant to an intercreditor agreement executed among the lenders under the Excel Vessel Bridge Facility and Excel Vessel CiT Facility, the Excel Collateral Vessels will also secure the Excel Vessel Bridge Facility on a second-priority basis. The Company drew $30,000 under the Excel Vessel CiT Facility on December 10, 2014. The borrowers under the Excel Vessel CiT Facility are the various vessel-owning subsidiaries that own the Excel Collateral Vessels and Star Bulk Carriers Corp. will be the guarantor. The Excel Vessel CiT Facility will mature in December 2016 and will be subject to quarterly amortization payments of $500, commencing on March 31, 2015, with a balloon payment equal to the outstanding amount under the Excel Vessel CiT Facility payable simultaneously with the last quarterly installment.
Sinosure Facility
Long term debt [Line Items]
Loan repayment terms	The financing will be available in eight separate tranches, one for each Sinosure Financed Vessel, and will be credit insured (95%) by China Export & Credit Insurance Corporation. The final loan documentation was signed on February 11, 2015 (Note 20). Each tranche, which will be documented by a separate credit agreement, will mature twelve years after each drawdown and will be repaid in 48 equal and consecutive quarterly installments. The Sinosure Facility will be secured by a first priority cross collateralized mortgage over the Sinosure Financed Vessels and general and specific assignments and will be guaranteed by Star Bulk Carriers Corp.
Citi Facility
Long term debt [Line Items]
Loan repayment terms	The first tranche of $51,477.5 was drawn on December 23, 2014, and the second tranche of $42,627.5 was drawn on January 21, 2015. The Company used amounts drawn under the Citi Facility to repay portion of the Excel Vessel Bridge Facility in respect of those Citi Financed Excel Vessels. The Citi Facility matures on December 30, 2019. The Citi Facility will be repaid in 20 equal, consecutive, quarterly principal payments of $3,388, with the first installment due on March 30, 2015, with a balloon installment of $26,349 payable simultaneously with the 20th quarterly installment. The Citi Facility is secured by a first priority mortgage over the Citi Financed Excel Vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
Heron Vessels Facility
Long term debt [Line Items]
Loan repayment terms	The facility matures on June 30, 2019, and is repayable in 19 equal consecutive, quarterly principal payments of $744.4 (with the first becoming due and payable on December 31, 2014), with a balloon installment payable at maturity equal to the then outstanding amount of the loan. The facility is secured by a first priority mortgage over the financed vessels and general and specific assignments and is guaranteed by Star Bulk Carrier Corp.
DNB $120,000 Facility
Long term debt [Line Items]
Loan repayment terms	The Company drew $88,275 on December 30, 2014, $9,515 in January, 2015, and $9,507 in February 2015 (Note 20). The Company used amounts drawn under the DNB $120,000 Facility to repay portion of the amounts drawn under the Excel Vessel Bridge Facility relating to the DNB Financed Excel Vessels. The DNB $120,000 Facility matures in December 2019 and is repayable in 20 equal, consecutive, quarterly principal payments of $4,374, with the first installment due in March 2015, and a balloon installment of $29,160 payable simultaneously with the 20th installment. The DNB $120,000 Facility is secured by a first priority mortgage over the DNB Financed Excel Vessels and general and specific assignments and is guaranteed by Star Bulk Carriers Corp.
8.00% 2019 Notes
Long term debt [Line Items]
Loan repayment terms	The 2019 Notes mature in November 2019 and are senior, unsecured obligations of Star Bulk Carriers Corp. The 2019 Notes are not guaranteed by any of the Company's subsidiaries. The 2019 Notes bear interest at a rate of 8.00% per year, payable quarterly in arrears on each February 15, May 15, August 15 and November 15, commencing on February 15, 2015. The Company may redeem the 2019 Notes, in whole or in part, at any time on or after November 15, 2016 at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. Prior to November 15, 2016, the Company may redeem the 2019 Notes, in whole or in part, at a price equal to 100% of their principal amount plus a make-whole premium and accrued and unpaid interest to the date of redemption. In addition, the Company may redeem the 2019 Notes in whole, but not in part, at any time, at a redemption price equal to 100% of their principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date, if certain events occur involving changes in taxation.
Loan covenants	The indenture governing the 2019 Notes contains customary terms and covenants, including that upon certain events of default occurring and continuing, either the trustee or the holders of not less than 25% in aggregate principal amount of the 2019 Notes then outstanding may declare the entire principal amount of all the 2019 Notes plus accrued interest, if any, to be immediately due and payable. Upon certain change of control events, the Company is required to offer to repurchase the 2019 Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but not including, the date of redemption. If the Company receives net cash proceeds from certain asset sales and does not apply them within a specified deadline, the Company will be required to apply those proceeds to offer to repurchase the 2019 Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but not including, the date of redemption.
Starbulk Carriers Corp.
Long term debt [Line Items]
Loan covenants	The Company's outstanding credit facilities generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to: - incur additional indebtedness, including the issuance of guarantees; - create liens on its assets; - change the flag, class or management of its vessels or terminate or materially amend the management agreement relating to each vessel; - sell its vessels; - merge or consolidate with, or transfer all or substantially all its assets to, another person; or - enter into a new line of business. In addition, under certain of its loan agreements, the Company is not allowed to pay dividends or distributions until the later of i) March 31, 2015 and ii) the repayment of the deferred amounts under Commerzbank $120,000 and $26,000 facilities. In any event, the Company may not pay dividends or distributions if an event of default has occurred and is continuing or would result from such dividend or distribution. Furthermore, the Company's credit facilities contain financial covenants requiring the Company to maintain various financial ratios, including: - a minimum percentage of aggregate vessel value to loans secured; - a maximum ratio of total liabilities to market value adjusted total assets; - a minimum EBITDA to interest coverage ratio; - a minimum liquidity; and - a minimum equity ratio As of December 31, 2014, the Company was required to maintain minimum liquidity, not legally restricted, of $35,400, which is included within 'Cash and cash equivalents' in the accompanying 2014 balance sheet. In addition, as of December 31, 2013 and 2014, the Company was required to maintain minimum liquidity, legally restricted, of $2,482 and $13,972, respectively, which is included within 'Restricted cash' in the accompanying balance sheets. An amount of $9,250 representing minimum liquidity, not legally restricted, as of December 31, 2013, was initially classified as 'Restricted cash' in the prior year financial statements. The Company has reclassified this amount from 'Restricted cash' to 'Cash and cash equivalents' in the accompanying 2013 balance sheet.
Debt Instrument Covenant Compliance	As of December 31, 2013 and 2014, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the Excel Vessel Bridge Facility and the 2019 Notes.